Stockholders' Equity/ (Deficit) (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 02, 2020	Mar. 30, 2020	Mar. 20, 2020	Mar. 19, 2020	Feb. 20, 2020	Jan. 02, 2020	Mar. 31, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of shares issued during period, new issues								$ 2,297	$ 1,778	$ 2,526	$ 3,185
Shares issued during period for services, value										302	3,752
Term of granted options								8 years 1 month 6 days
Weighted average excerise price per share								$ 7.20
Unrecognized stock-based compensation expense
Fair value of warrants								$ 15	(2,477)	$ (4,504)	$ (741)
Number of warrants issued		142,118								48,904,037	48,904,037
Conversion value of stock into notes payable		$ 1,100,000								$ 50	$ 18
Warrants exercise price per share		$ 7.74						$ 5.00		$ 0.75	$ 0.75
Warrant term		5 years
2014 Equity Incentive Stock Plan [Member]
Options granted								166,667		166,667
Term of granted options								10 years		10 years
Number of stock options issued and outstanding								8,051,098
Weighted average excerise price per share								$ 1.32
Fair value of stock options granted											$ 470
2020 Equity Incentive Stock Plan [Member]
Options granted	12,116,646
Consulting Services [Member]
Shares issued during period for services, shares								275,000
Shares issued during period for services, value								$ 2,300
Consulting Services One [Member]
Shares issued during period for services, shares								2,500
Shares issued during period for services, value								$ 26
Issuance of Common Stock in Connection with Convertible Notes [Member]
Number of shares issued during period, new issues								$ 100
Number of common shares issued								7,500
Joint Business Development Agreement [Member] | Restricted Common Stock [Member]
Shares issued during period for services, shares						200,000
Shares issued during period for services, value						$ 1,800
Digital Likeness Development Agreement [Member]
Shares issued during period for services, shares								62,500
Shares issued during period for services, value								$ 600
Mayweather Agreement [Member]
Options granted								280,000
Term of granted options								5 years
Stock option, exercise price								$ 7.20
Fair value of stock options granted								$ 1,031
Stock option expiration date								Dec. 21, 2024
Note Purchase Agreement [Member]
Number of shares issued during period, new issues				$ 7,500
Number of common shares issued				900,000
Shares issued price per share				$ 8.35				$ 8.35
Conversion value of stock into notes payable								$ 200
Common Stock [Member]
Number of shares issued during period, new issues
Number of common shares issued								795,593	378,098	1,028,497	623,578
Shares issued during period for services, shares								200,000		35,009	407,943
Shares issued during period for services, value								$ 1,600
Options granted								1,040,000
Options [Member]
Options granted								280,000
Term of granted options								10 years
Expected dividend yield								0.00%
FB Loan Warrant[Member] | Note Purchase Agreement [Member]
Warrant to purchase common stock shares				3,269,231
Fair value of warrants				$ 15,600
Pulse Evolution Corporation [Member] | Common Stock [Member]
Number of shares issued during period, new issues								$ 1,552,070		$ 2,503,333
Common stock issued in exchange for subsidiary shares								3,727,080		40,991,276
Reduction of noncontrolling interest								$ 1,100		$ 4,000
Investors [Member]
Warrant to purchase common stock shares							200,000		200,000
Warrants exercise price per share							$ 11.31		$ 11.31
Officer [Member] | Issuance of Common Stock for Employee Compensation [Member]
Number of shares issued during period, new issues					$ 2,700
Number of common shares issued					300,000
Shares issued price per share					$ 9.00
Private Placement [Member]
Number of common shares issued							93,910
Shares issued price per share							$ 11.28		$ 11.28
Private Placement [Member] | Investors [Member]
Number of shares issued during period, new issues								$ 2,300
Number of common shares issued								795,593
Series A Preferred Stock [Member]
Preferred stock, shares authorized			5,000,000							5,000,000	5,000,000
Preferred stock, par value			$ 0.0001							$ 0.0001	$ 0.0001
Preferred stock voting rights										Series A Preferred shares have no rights to receive dividends or any distributions, but each series A Preferred share entitles the holder to 100 votes relative to each share of common stock. Series A Preferred shares have no conversion rights.
Series B Preferred Stock [Member]
Preferred stock, shares authorized			1,000,000
Preferred stock, par value			$ 0.0001
Series C Preferred Stock [Member]
Preferred stock, shares authorized			41,000,000
Preferred stock, par value			$ 0.0001
Series X Preferred Stock [Member]
Preferred stock, shares authorized			1,000,000
Preferred stock, par value			$ 0.0001
Series AA Convertible Preferred Stock [Member]
Preferred stock, shares authorized			35,800,000
Preferred stock, par value								$ 0.0001
Preferred stock voting rights			Each share of Series AA Preferred Stock shall have 0.8 votes per share (the Voting Rate") on any matter submitted to the holders of the Common Stock for a vote and shall vote together with the Common Stock on such matters for as long as the Series AA Preferred Stock is outstanding.					Each share of Series AA Preferred Stock is entitled to 0.8 votes per share and is convertible into two (2) shares of our common stock, only in connection with a bona fide transfer to a third party.